Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders’ Equity
Note 23 - Shareholders’ Equity
As of December 31, 2025, our shares were listed on the NYSE and the Euronext Growth Oslo. The Company’s common shares were delisted from the OSE on December 30, 2024 and listed on the Euronext Growth Oslo on December 19, 2025. The Company’s common shares have a par value of $0.10 per share.
Authorized shares
A reconciliation of the changes in authorized shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	315,000,000	315,000,000
Increase in authorized share capital (1)	50,000,000	—
Ending Balance as of December 31,	365,000,000	315,000,000
(1) At the Special General Meeting (“SGM”) held on August 6, 2025, the Company’s shareholders approved an increase in authorized share capital of 50,000,000 new common shares with a par value of $0.10 per share.
Issued shares
A reconciliation of the changes in issued shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	264,080,391	264,080,391
Shares issued	71,000,000	—
Shares cancelled (1)	(19,680,391)	—
Ending Balance as of December 31,	315,400,000	264,080,391
(1) During the year ended December 31, 2025, 19,680,391 issued shares, held as treasury shares related to the SLA, were cancelled and returned to unissued shares, thereby reducing issued shares.
Details of shares issued are as follows:

Date of Issue	Type of Listing	Shares Issued	Price per Share (In $)	Gross Proceeds (In $ millions)
July 7, 2025	U.S. public offering	30,000,000	2.05	61.5
August 7, 2025	U.S. public offering	20,000,000	2.05	41.0
December 10, 2025	U.S. public offering	21,000,000	4.00	84.0
Total 2025		71,000,000		186.5
Total 2024		—	—	—
January 31,2023 (1)	Issued at par	15,000,000	—	—
February 24, 2023 (1)	Issued at par	10,000,000	—	—
August 16, 2023	Issued at par	1,000,000	—	—
October 24, 2023	Private placement	7,522,838	6.65	50.1
Various (ATM Sales) (2)	U.S. public offering	1,293,955	7.53	9.7
Total 2023		34,816,793		59.8
(1) These shares issued at par were subsequently repurchased into treasury shares. As of December 31, 2023, the Company had loaned 14,443,270 of these shares to DNB in accordance with the SLA.
(2) In July 2021, the Company entered into an Equity Distribution Agreement for the offer and sale of up to $40.0 million of common shares of the Company through an at-the-market (“ATM”) program.
Treasury shares
A reconciliation of the changes in treasury shares is as follows:

(in number of shares)	2025	2024
Opening balance as of January 1,	19,153,570	11,498,355
Shares bought back (1)	50,000	5,086,786
Shares returned under the SLA (2)	9,160,689	3,582,581
Shares issued on exercise of share options (3)	(389,999)	(901,372)
Shares issued in settlement of RSUs (4)	(109,288)	(112,780)
Shares cancelled (2)	(19,680,391)	—
Ending Balance as of December 31,	8,184,581	19,153,570
(1) On December 8, 2023, the Board approved a share repurchase program for the Company’s common shares to be purchased on the open market limited to a total amount of $100.0 million. On November 6, 2024, the Board authorized the commitment to repurchase $20.0 million worth of shares under this plan before December 31, 2024. In 2024, we acquired 5,086,786 shares for an aggregate price of $19.9 million. In addition, in December 2024 we acquired 50,000 shares at an aggregate price of $0.2 million, which was settled in January 2025.
(2) See “Share Lending Agreement” below.
(3) The Company recognized a loss on the issuance of treasury shares for the exercise of share options of $0.7 million for the year ended December 31, 2025 ($6.5 million in 2024) as a reduction in APIC in the Consolidated Balance Sheets.
(4) The Company recognized a gain on the issuance of treasury shares to satisfy the vesting of RSUs of $0.2 million for the year ended December 31, 2025 ($0.1 million in 2024) as an increase in APIC in the Consolidated Balance Sheets.

At December 31, 2025, 4,564,971 of our treasury shares had been bought back in 2024 and 2025 at an average value of $3.88. The remaining 3,619,609 treasury shares relate to our SLA, as defined below.
Outstanding shares
Outstanding shares consist of the following:

(in number of shares)	2025	2024
Issued shares	315,400,000	264,080,391
Treasury shares	8,184,581	19,153,570
Outstanding shares	307,215,419	244,926,821
Share lending agreement
In January 2023, in connection with the issuance of the Convertible Bonds (see Note 17 - Debt), the Company entered into the share lending agreement (“SLA”) with DNB Markets (“DNB”) and Drew Holdings Limited with the intention of making up to 25.0 million common shares (“Issuer Lending Shares”) available to lend to DNB for the purposes of allowing the holders of the Convertible Bonds to perform hedging activities on the OSE. On April 19, 2023, Drew ceased to be a party to the SLA.
The termination date of the SLA is defined as the earlier of the date the SLA is terminated or all of the Convertible Bonds are either redeemed, converted or mature. If an investor returns any Issued Lending Shares to DNB, DNB shall return those shares to the Company immediately, and at the expiration of the SLA, DNB must return all of the Issuer Lending Shares to the Company.
Prior to the Company’s delisting from the OSE on December 30, 2024, the Company obtained consent from the holders of the Convertible Bonds to amend the terms of the SLA so that (i) the number of shares available to be loaned would be reduced to the number of shares on loan as of the delisting date, (ii) no new or additional share loans would be made available under the SLA and (iii) all SLA-related shares returned to the Company would no longer be available for lending.
As of December 31, 2025, the Company had loaned 1,700,000 shares (10,860,689 as of December 31, 2024) to DNB. During the year ended December 31, 2025, 19,680,391 issued shares, held in treasury, were cancelled.
In 2023, $12.4 million related to the formation of the SLA was accounted for as a deferred finance charge of the Convertible Bonds, with an offset recorded to additional paid in capital on the Consolidated Balance Sheets. During the year ended December 31, 2025, $2.5 million ($2.5 million in 2024) of amortization was recognized in interest expense in the Consolidated Statements of Operations related to the amortization of these deferred finance charges. As of December 31, 2025, the unamortized amount of the deferred finance charges associated with the SLA was $5.2 million ($7.6 million as of December 31, 2024), which was included as an offset to the related debt on our Consolidated Balance Sheets.
Contributed surplus
On December 22, 2023, at a Special General Meeting, pursuant to the Bermuda Companies Act, the Company’s shareholders approved a reduction of the Share Premium or Additional Paid in Capital (“APIC”) of the Company from $2,290.6 million to $290.6 million by the transfer of $2,000.0 million of the Share Premium to the Company’s Contributed Surplus account, with effect from December 22, 2023. The Contributed Surplus account, as defined by Bermuda law, consists of amounts previously recorded as Share Premium and designated as Contributed Surplus by a company’s shareholders.
Cash distributions
The Company declared cash distributions from the Company’s Contributed Surplus account as follows:

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share (In $)	Total Cash Distributions (In $ millions)
February 19, 2025	March 19, 2025	0.02	4.7
Total 2025		0.02	4.7
February 22, 2024	March 18, 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9
August 14, 2024	September 6, 2024	0.10	23.9
November 6, 2024	December 16, 2024	0.02	4.7
Total 2024		0.27	64.4
December 22, 2023	January 22, 2024	0.05	11.9
Total 2023		0.05	11.9
Total		0.34	81.0
(1) Date on or around payment to shareholders.